Long-Term Debt and Finance Liabilities, net (Details Narrative)	2 Months Ended			4 Months Ended	5 Months Ended			6 Months Ended			7 Months Ended		8 Months Ended
	Feb. 28, 2024 USD ($)	Feb. 23, 2024	Mar. 06, 2023	May 10, 2023 USD ($)	May 30, 2024 USD ($)	May 28, 2024	May 23, 2024 USD ($)	Jun. 30, 2024 USD ($)	Jun. 27, 2024 USD ($)	Jun. 30, 2023 USD ($)	Aug. 11, 2023	Aug. 10, 2023 USD ($)	Sep. 07, 2023 USD ($)	Aug. 31, 2023 USD ($)	Aug. 29, 2023 USD ($)	Aug. 16, 2023	Jul. 31, 2023	Jul. 31, 2022
IfrsStatementLineItems [Line Items]
Proceeds from borrowings, classified as financing activities								$ 25,800,000		$ 0
Prepayments of borrowing								$ 2,567,000		$ 3,674,000
Sun Globe [Member]
IfrsStatementLineItems [Line Items]
Vessel year built			2007-built
Prepayments of borrowing				$ 3,674,000
Vessel Delivery Date			Jun. 05, 2023
Sky Globe [Member]
IfrsStatementLineItems [Line Items]
Vessel year built											2009-built
Prepayments of borrowing															$ 3,276,000
Vessel Delivery Date											Sep. 07, 2023
Star Globe [Member]
IfrsStatementLineItems [Line Items]
Vessel year built																2010-built
Prepayments of borrowing													$ 3,555,000
Vessel Delivery Date																Sep. 13, 2023
Moon Globe Member [member]
IfrsStatementLineItems [Line Items]
Vessel year built						2005-built
Prepayments of borrowing									$ 2,567,000
Vessel Delivery Date						Jul. 08, 2024
Vessel Delivery Date						July 8, 2024
CIT Loan Facility [member]
IfrsStatementLineItems [Line Items]
Line of Credit Facility, Initiation Date								In May 2021
Line Of Credit Facility Borrowing Capacity								$ 34,250,000
Description of borrowings								for the purpose of refinancing the existing indebtedness secured on the ships
Borrowings, interest rate basis								LIBOR
Borrowings, interest rate																		3.75%
CIT Loan Facility [member] | August 2022 Agreement [Member]
IfrsStatementLineItems [Line Items]
Line of Credit Facility, Initiation Date								August 2022
Borrowings, interest rate basis								SOFR
Borrowings, interest rate																	3.35%
CIT Loan Facility [member] | August 2023 Agreement [Member]
IfrsStatementLineItems [Line Items]
Description of borrowings														for the purpose of financing vessels Diamond Globe and Power Globe and for general corporate and working capital purposes of all the borrowers and Globus
Borrowings														$ 77,250,000
Increase (decrease) in exposure to credit risk on loan commitments and financial guarantee contracts														$ 25,000,000
Borrowings, adjustment to interest rate basis														2.70%
Proceeds from borrowings, classified as financing activities												$ 25,000,000
Marguerite Maritime S.A. [member]
IfrsStatementLineItems [Line Items]
Borrowings, interest rate							2.30%
Borrowings							$ 23,000,000	$ 23,000,000
Proceeds from borrowings, classified as financing activities					$ 22,650,000
Number of repayment installments							20
Borrowings Frequency Of Periodic Payment							quarterly
Periodic Payment							$ 295,000
Balloon payment to be paid							$ 17,100,000
Upfront fee					$ 350,000
SK Shipholding S.A| GLBS MIGHT [Member]
IfrsStatementLineItems [Line Items]
Proceeds from borrowings, classified as financing activities	$ 2,800,000
Information about sale and leaseback transactions		$28 million(absolute amount) sale and leaseback agreement with SK Shipholding S.A
Vessel Capacity		64,000
Vessel Delivery Date		August 20, 2024
Information about nature of lessee's leasing activities		The Company will transfer the legal ownership of the vessel to the buyer-lessor upon delivery of the vessel from the shipyard (refer to Note 10) and agreed to charter the vessel back on a bareboat basis under daily rate plus SOFR and margin for the period of 10 years